AST BOND PORTFOLIO 2022
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 99.4%
Asset-Backed Securities — 19.3%
Automobiles — 6.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2014-02A, Class A, 144A
2.500%	02/20/21	333	$ 333,457
Series 2016-01A, Class A, 144A
2.990%	06/20/22	600	606,496
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A
2.110%	01/15/23	92	91,535
BMW Floorplan Master Owner Trust,
Series 2018-01, Class A1, 144A
3.150%	05/15/23	200	203,539
Drive Auto Receivables Trust,
Series 2018-02, Class B
3.220%	04/15/22	155	154,568
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	92	92,006
Series 2018-01, Class A2, 144A
2.870%	10/20/23	135	135,724
Ford Credit Auto Owner Trust,
Series 2015-01, Class A, 144A
2.120%	07/15/26	1,250	1,249,498
Ford Credit Floorplan Master Owner Trust A,
Series 2019-01, Class A
2.840%	03/15/24	300	305,634
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class A, 144A
2.310%	12/14/21	114	113,834
Santander Drive Auto Receivables Trust,
Series 2019-03, Class B
2.280%	09/15/23	200	200,332
World Omni Automobile Lease Securitization Trust,
Series 2018-A, Class A2
2.590%	11/16/20	52	52,182
			3,538,805
Collateralized Loan Obligations — 10.0%
Burnham Park CLO Ltd. (Cayman Islands),
Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 0.000%)
3.708%(c)	10/20/29	250	250,603
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.388%(c)	01/22/31	250	248,886
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.443%(c)	10/19/28	500	498,984
Man GLG US CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.543%(c)	10/15/28	400	399,427
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.153%(c)	01/15/28	250	249,186
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.583%(c)	10/13/31	500	$ 494,436
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.558%(c)	10/20/31	500	499,060
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)
3.418%(c)	01/20/31	500	496,678
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.118%(c)	04/20/28	500	497,813
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-04A, Class A1LR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.480%(c)	10/18/31	250	247,883
Voya CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.200%(c)	01/18/29	500	499,552
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.418%(c)	10/20/28	750	749,882
			5,132,390
Consumer Loans — 1.0%
SoFi Consumer Loan Program Trust,
Series 2019-01, Class A, 144A
3.240%	02/25/28	136	136,903
Series 2019-02, Class A, 144A
3.010%	04/25/28	238	239,798
Series 2019-04, Class A, 144A
2.450%	08/25/28	100	100,092
			476,793
Credit Cards — 0.6%
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	300	302,353
Student Loans — 0.8%
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A1, 144A
2.530%	02/18/42	137	136,933
Series 2018-CA, Class A1, 144A
3.010%	06/16/42	49	49,800
SoFi Professional Loan Program LLC,
Series 2017-F, Class A1FX, 144A
2.050%	01/25/41	142	141,574
A1

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-A, Class A2A, 144A
2.390%	02/25/42	81	$ 81,554
			409,861

Total Asset-Backed Securities (cost $9,847,082)			9,860,202
Commercial Mortgage-Backed Securities — 20.0%
BANK,
Series 2017-BNK05, Class A1
1.909%	06/15/60	541	539,384
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A4
3.462%	09/15/48	900	956,960
Commercial Mortgage Trust,
Series 2014-UBS04, Class A2
2.963%	08/10/47	17	16,753
Series 2015-CR26, Class A3
3.359%	10/10/48	900	948,159
Series 2016-CR28, Class A1
1.770%	02/10/49	241	239,857
CSAIL Commercial Mortgage Trust,
Series 2016-C06, Class A1
1.493%	01/15/49	85	84,425
FHLMC Multifamily Structured Pass-Through Certificates,
Series K054, Class A2
2.745%	01/25/26	1,000	1,040,380
GS Mortgage Securities Trust,
Series 2015-GC32, Class A3
3.498%	07/10/48	1,200	1,278,024
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C28, Class A3
2.912%	10/15/48	1,280	1,318,318
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C14, Class A3
3.669%	02/15/47	103	105,111
Series 2015-C24, Class A3
3.479%	05/15/48	1,200	1,272,290
Morgan Stanley Capital I Trust,
Series 2015-MS01, Class A2
3.261%	05/15/48	600	618,112
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A1
2.139%	11/15/50	456	455,405
Wells Fargo Commercial Mortgage Trust,
Series 2016-C32, Class A1
1.577%	01/15/59	381	379,501
Series 2016-C35, Class A1
1.392%	07/15/48	229	228,046
Series 2016-C37, Class A1
1.944%	12/15/49	291	290,341
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C41, Class A2
2.590%	11/15/50	460	$ 465,132

Total Commercial Mortgage-Backed Securities (cost $9,899,680)			10,236,198
Corporate Bonds — 32.2%
Airlines — 0.3%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.875%	03/13/20	160	160,342
Auto Manufacturers — 1.7%
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
2.850%	01/06/22	640	647,944
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	200	200,027
			847,971
Banks — 9.5%
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
2.500%	04/15/21	285	287,183
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.684%	01/10/23	310	315,262
Capital One NA,
Sr. Unsec’d. Notes
2.250%	09/13/21	250	250,039
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.700%	03/30/21	340	343,190
2.750%	04/25/22	370	375,507
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
2.250%	02/18/20	500	500,194
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	535	576,404
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.550%	03/01/21	125	125,702
3.200%	01/25/23	380	392,441
4.350%	08/15/21	200	208,052
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	675	706,303
PNC Bank NA,
Sr. Unsec’d. Notes
2.450%	11/05/20	770	773,457
			4,853,734
Biotechnology — 3.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.850%	08/19/21	145	144,472

A2

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Amgen, Inc., (cont’d.)
2.650%	05/11/22	125	$ 126,640
3.875%	11/15/21	95	98,077
Biogen, Inc.,
Sr. Unsec’d. Notes
3.625%	09/15/22	355	369,102
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	380	391,525
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.400%	12/01/21	385	401,664
			1,531,480
Chemicals — 1.9%
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	282	289,755
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	500	528,692
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	150	152,877
			971,324
Computers — 2.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.500%	02/09/22	1,110	1,126,718
Electric — 2.4%
Alabama Power Co.,
Sr. Unsec’d. Notes
2.450%	03/30/22	360	363,705
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
2.750%	01/15/22	410	413,804
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
4.500%	06/01/21(a)	125	129,001
Southern Power Co.,
Sr. Unsec’d. Notes, Series D
1.950%	12/15/19	305	304,881
			1,211,391
Electronics — 0.2%
Fortive Corp.,
Sr. Unsec’d. Notes
2.350%	06/15/21	115	115,170
Healthcare-Products — 0.9%
Abbott Laboratories,
Sr. Unsec’d. Notes
2.900%	11/30/21	460	468,317
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services — 1.4%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.750%	11/15/22	575	$ 581,205
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21	125	128,764
			709,969
Insurance — 1.6%
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.250%	02/15/20	400	405,536
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	175	178,095
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/22	245	258,881
			842,512
Machinery-Diversified — 0.3%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	140	147,124
Multi-National — 0.2%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	110	109,377
Oil & Gas — 1.1%
Antero Resources Corp.,
Gtd. Notes
5.375%	11/01/21	75	72,375
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	202	205,642
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21	250	259,708
			537,725
Pharmaceuticals — 1.2%
CVS Health Corp.,
Sr. Unsec’d. Notes
2.750%	12/01/22	125	126,469
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	465	474,044
			600,513
Pipelines — 1.2%
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	600	615,307

A3

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 1.7%
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	02/06/22	880	$ 892,287
Telecommunications — 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	305	314,601
SingTel Group Treasury Pte Ltd. (Singapore),
Gtd. Notes, EMTN
4.500%	09/08/21	200	208,127
			522,728
Transportation — 0.4%
Canadian Pacific Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	01/15/22	200	209,560

Total Corporate Bonds (cost $16,198,464)			16,473,549
Residential Mortgage-Backed Securities — 1.0%
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.683%(c)	07/15/58	300	300,095
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	143	149,989
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.668%(c)	08/25/52	75	75,076

Total Residential Mortgage-Backed Securities (cost $520,586)			525,160
Sovereign Bonds — 2.4%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	315	330,747
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21	200	200,398
2.125%	10/25/23	200	201,093
Kuwait International Government Bond (Kuwait),
Sr. Unsec’d. Notes, 144A
2.750%	03/20/22	215	217,687
Province of New Brunswick (Canada),
Debentures
9.750%	05/15/20	150	156,953
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.500%	09/10/21	125	126,604

Total Sovereign Bonds (cost $1,205,691)			1,233,482
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligation — 1.5%
Federal Home Loan Bank
2.625%	10/01/20	785	$ 791,084
(cost $783,929)
U.S. Treasury Obligations — 23.0%
U.S. Treasury Bonds
2.875%	05/15/49	90	104,966
3.000%	05/15/45	875	1,030,210
3.625%	08/15/43	120	154,767
3.750%	11/15/43	1,500	1,973,027
U.S. Treasury Inflation Indexed Bonds, TIPS
0.875%	01/15/29	335	355,617
U.S. Treasury Notes
1.375%	04/30/21	515	512,164
1.625%	04/30/23	1,465	1,467,117
1.625%	09/30/26	900	900,211
1.625%	08/15/29	220	218,986
2.250%	11/15/24	330	340,790
2.250%	11/15/25	1,010	1,047,441
2.375%	08/15/24	60	62,236
2.500%	12/31/20	750	756,445
2.750%	04/30/23	745	775,237
3.000%	09/30/25(k)	1,015	1,095,486
U.S. Treasury Strips Coupon
2.026%(s)	02/15/22(k)	830	797,910
2.629%(s)	08/15/23	165	155,083

Total U.S. Treasury Obligations (cost $11,538,517)			11,747,693

Total Long-Term Investments (cost $49,993,949)			50,867,368

	Shares
Short-Term Investments — 0.4%
Affiliated Mutual Funds — 0.3%
PGIM Core Ultra Short Bond Fund(w)	55,643	55,644
PGIM Institutional Money Market Fund (cost $126,104; includes $126,096 of cash collateral for securities on loan)(b)(w)	126,092	126,104

Total Affiliated Mutual Funds (cost $181,747)		181,748

Options Purchased*~ — 0.1%
(cost $1,069)	28,333

Total Short-Term Investments (cost $182,816)	210,081

TOTAL INVESTMENTS—99.8% (cost $50,176,765)	51,077,449

Other assets in excess of liabilities(z) — 0.2%	110,334

Net Assets — 100.0%	$ 51,187,783

A4

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
TIPS	Treasury Inflation-Protected Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $123,547; cash collateral of $126,096 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2019.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	187	$ 1,915
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	182	1,857
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	456	4,368
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	904	8,928
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	920	9,514
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	182	1,751
Total Options Purchased (cost $1,069)							$28,333
Futures contracts outstanding at September 30, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
167	10 Year U.S. Treasury Notes	Dec. 2019	$21,762,187	$(167,341)
47	10 Year U.S. Ultra Treasury Bonds	Dec. 2019	6,693,094	(90,896)
				(258,237)
Short Positions:
11	90 Day Euro Dollar	Dec. 2020	2,709,438	2,940
167	2 Year U.S. Treasury Notes	Dec. 2019	35,988,500	49,897
244	5 Year U.S. Treasury Notes	Dec. 2019	29,072,219	175,314
21	20 Year U.S. Treasury Bonds	Dec. 2019	3,408,562	46,031
7	30 Year U.S. Ultra Treasury Bonds	Dec. 2019	1,343,344	17,148
				291,330
				$ 33,093
A5

AST BOND PORTFOLIO 2022 (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
Interest rate swap agreements outstanding at September 30, 2019:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,950	10/02/19	1.188%(S)	3 Month LIBOR(1)(Q)	$ (13,338)	$ 65	$ 13,403
3,200	10/11/19	1.220%(S)	3 Month LIBOR(1)(Q)	(17,837)	(296)	17,541
30,000	09/03/20	1.600%(S)	3 Month LIBOR(1)(Q)	272	85,593	85,321
2,571	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	6,958	6,958
7,785	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	—	7,144	7,144
17,700	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	223,592	264,508	40,916
15,000	05/21/22	1.893%(S)	3 Month LIBOR(2)(Q)	537,232	189,197	(348,035)
6,100	06/07/22	1.771%(S)	3 Month LIBOR(2)(Q)	174,181	57,686	(116,495)
51,500	09/03/22	1.919%(S)	3 Month LIBOR(2)(Q)	355	517,671	517,316
1,400	03/29/24	1.949%(A)	1 Day USOIS(1)(A)	—	(40,040)	(40,040)
370	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,126	(17,287)	(20,413)
575	02/12/25	2.408%(A)	1 Day USOIS(1)(A)	—	(34,871)	(34,871)
240	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(19,062)	(19,062)
6,072	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(4,152)	(543,336)	(539,184)
2,592	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	125	(235,954)	(236,079)
526	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	7,440	(18,947)	(26,387)
130	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(6,101)	(6,101)
130	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	(7,132)	(6,951)
10,260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	7,162	(631,402)	(638,564)
5,027	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(57,493)	(546,249)	(488,756)
509	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	—	(55,139)	(55,139)
665	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	65,168	70,068
110	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(630)	(630)
				$855,584	$(962,456)	$(1,818,040)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A6